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Nationwide Mellon Dynamic U.S. Core Fund
Fund Summary: Nationwide Mellon Dynamic U.S. Core Fund (formerly, Nationwide Dynamic U.S. Growth Fund)
Objective
The Nationwide Mellon Dynamic U.S. Core Fund seeks long-term capital growth.
Fees and Expenses
This table describes the fees and expenses you may pay when buying and holding shares of the Fund.You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.
More information about these and other discounts is available from your financial professional and in “Investing with Nationwide Funds” commencing on page 82 of this Prospectus and in “Additional Information on Purchases and Sales” commencing on page 97 of the Statement of Additional Information. In addition, if you purchase shares through a specific intermediary, you may be subject to different sales charges including reductions in or waivers of such charges. More information about these intermediary-specific sales charge variations is available in Appendix A to the Fund’s Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Nationwide Mellon Dynamic U.S. Core Fund	Class A Shares	Class C Shares	Class R Shares	Class R6 Shares	Institutional Service Class Shares	Eagle Class Shares
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	5.75%	none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	none	1.00%	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Nationwide Mellon Dynamic U.S. Core Fund		Class A Shares	Class C Shares	Class R Shares	Class R6 Shares	Institutional Service Class Shares	Eagle Class Shares
Management Fees	[1]	0.45%	0.45%	0.45%	0.45%	0.45%	0.45%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	0.50%	none	none	none
Other Expenses		0.31%	0.34%	0.51%	0.26%	0.39%	0.36%
Total Annual Fund Operating Expenses		1.01%	1.79%	1.46%	0.71%	0.84%	0.81%
Fee Waiver/Expense Reimbursement	[2]	(0.21%)	(0.21%)	(0.21%)	(0.21%)	(0.21%)	(0.21%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement		0.80%	1.58%	1.25%	0.50%	0.63%	0.60%
[1]	“Management Fees” has been restated to reflect the reduction of contractual investment advisory fees as of August 5, 2019.
[2]	Nationwide Mutual Funds (the “Trust”) and Nationwide Fund Advisors (the “Adviser”) have entered into a written contract limiting annual fund operating expenses to 0.50% until at least November 30, 2021. Under the expense limitation agreement, the level to which operating expenses are limited applies to all share classes, excluding any taxes, interest, brokerage commissions, Rule 12b-1 fees, acquired fund fees and expenses, short-sale dividend expenses, administrative services fees, other expenses which are capitalized in accordance with generally accepted accounting principles and expenses incurred by the Fund in connection with any merger or reorganization, and may exclude other nonroutine expenses not incurred in the ordinary course of the Fund’s business. The expense limitation agreement may be changed or eliminated only with the consent of the Board of Trustees of the Trust. The Adviser may request and receive reimbursement from the Fund for advisory fees waived or other expenses reimbursed by the Adviser pursuant to the expense limitation agreement at a date not to exceed three years from the date in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time the Adviser waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or reimbursed by the Adviser is not permitted except as provided for in the expense limitation agreement.

Example
This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It assumes a 5% return each year and no change in expenses, and any expense limitation or fee waivers that may apply for the periods indicated above under “Fees and Expenses.” Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Nationwide Mellon Dynamic U.S. Core Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A Shares	652	858	1,082	1,722
Class C Shares	261	543	950	2,088
Class R Shares	127	441	777	1,728
Class R6 Shares	51	206	374	863
Institutional Service Class Shares	64	247	445	1,018
Eagle Class Shares	61	238	429	982

Expense Example, No Redemption	1 Year	3 Years	5 Years	10 Years
Nationwide Mellon Dynamic U.S. Core Fund | Class C Shares | USD ($)	161	543	950	2,088

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 4.49% of the average value of its portfolio.

Principal Investment Strategies
The Fund seeks to provide investors with long-term growth of capital by outperforming the S&P 500® Index over a full market cycle while maintaining a similar level of market risk as the index. To achieve this goal, the Fund’s subadviser seeks to identify and construct the most optimal portfolio that targets an equity-like level of volatility by allocating assets among equity securities, money market instruments, futures contracts the value of which are derived from the performance of equity and bond indexes, and options on equity index and bond futures contracts. Futures and options are derivatives and may expose the Fund to leverage.
Equity securities that the Fund buys primarily are common stocks of companies that are included in the S&P 500 Index. In order to achieve additional exposure to equity markets, the Fund also purchases futures contracts on the S&P 500 Index and call options on such S&P 500 Index futures contracts. Money market instruments are high-quality short-term debt securities issued by governments and corporations. Money market instruments serve primarily as cover for the Fund’s derivatives positions, although the subadviser also at times may allocate assets to money market instruments in order to hedge against equity market risk. The Fund obtains exposure to U.S. Treasury bonds by purchasing futures contracts on U.S. Treasury bonds included in the Bloomberg Barclays U.S. Long Treasury Index. The Fund also may purchase options on U.S. Treasury bond futures contracts. The Fund may use Treasury bond futures and options to hedge against equity market risks. Under normal circumstances, the Fund invests at least 80% of its net assets in securities of U.S. issuers or derivatives the value of which are linked to securities of U.S. issuers.
In determining what the subadviser believes to be the optimal allocation among equity exposures, Treasury bonds and money market instruments, the subadviser uses estimates of future returns and volatility. When the subadviser believes that equity markets appear favorable, it uses leverage generated by futures and options to increase the Fund’s equity exposure. When equity markets appear to be unfavorable, the subadviser reduces the Fund’s equity exposure by allocating assets to Treasury bond index futures and/or money market instruments. By combining equity securities, futures on stock and bond indexes, call options and money market instruments in varying amounts, the subadviser may adjust the Fund’s overall equity exposure within a range of 50%–150% of the Fund’s net assets. The subadviser regularly reviews the Fund's investments and will consider selling an investment when the subadviser believes such investment is no longer attractive as a result of price appreciation or a change in risk profile, or because other available investments are considered to be more attractive.
The Fund is designed for investors seeking growth of capital by investing in a portfolio of equity and debt securities, and derivatives with investment characteristics similar to equity and debt securities, in order to achieve enhanced equity returns while maintaining a level of volatility risk that is similar to the S&P 500 Index. Investors in the Fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Principal Risks
The Fund cannot guarantee that it will achieve its investment objective.
As with any fund, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate. These changes may occur because of:
Equity securities risk
– stock markets are volatile. The price of an equity security fluctuates based on changes in a company’s financial condition and overall market and economic conditions.
Leverage risk
– leverage risk is a direct risk of investing in the Fund. Leverage is investment exposure that exceeds the initial amount invested. Derivatives and other transactions that give rise to leverage may cause the Fund’s performance to be more volatile than if the Fund had not been leveraged. Leveraging also may require that the Fund liquidate portfolio securities when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. The use of leverage may expose the Fund to losses in excess of the amounts invested or borrowed.
Derivatives risk
– derivatives may be volatile and may involve significant risks. The underlying security, measure or other instrument on which a derivative is based, or the derivative itself, may not perform as expected. Futures contracts and options on futures contracts may involve leverage, which means that their use can significantly magnify the effect of price movements of the underlying securities or reference measures, disproportionately increasing the Fund’s losses and reducing the Fund’s opportunities for gains. Some of these derivatives have the potential for unlimited loss, including a loss that may be greater than the amount invested. Certain futures contracts and related options may be illiquid, making it difficult to close out an unfavorable position.
    Futures
– the prices of futures contracts typically are more volatile than those of stocks and bonds. Small movements in the values of the assets or measures of underlying futures contracts can cause disproportionately larger losses to the Fund. While futures may be more liquid than other types of derivatives, they may experience periods when they are less liquid than stocks, bonds or other investments.
    Options
– purchasing and selling options are highly specialized activities and entail greater-than-ordinary investment risks. The ability to close out positions in exchange-traded options depends on the existence of a liquid market. Options that expire unexercised have no value.
Fixed-income securities risk
– investments in fixed-income securities, such as bonds or other investments with debt-like characteristics (e.g., futures contracts the value of which are derived from the performance of bond indexes), subject the Fund to interest rate risk, credit risk and prepayment and call risk, which may affect the value of your investment. Interest rate risk is the risk that the value of fixed-income securities will decline when interest rates rise. Prices of longer-term securities generally change more in response to interest rate changes than prices of shorter-term securities. To the extent the Fund invests a substantial portion of its assets in debt securities with longer-term maturities, rising interest rates are more likely to cause periods of increased volatility and redemptions, and may cause the value of the Fund’s investments to decline significantly. Currently, interest rates are at or near historic lows, which may increase the Fund's exposure to the risks associated with rising interest rates. Recent and potential future changes in government policy may affect interest rates.
Credit risk is the risk that the issuer of a bond may default if it is unable to pay interest or principal when due. If an issuer defaults, the Fund may lose money. Changes in a bond issuer’s credit rating or the market’s perceptions of an issuer’s creditworthiness also may affect the value of a bond. Prepayment and call risk is the risk that certain debt securities will be paid off by the issuer more quickly than anticipated. If this occurs, the Fund may be required to invest the proceeds in securities with lower yields.
Cash position risk
– the Fund may hold significant positions in cash or money market instruments. A larger amount of such holdings could cause the Fund to miss investment opportunities presented during periods of rising market prices.
Market risk
– market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. This may be due to numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuation of other stock markets around the world. The global pandemic outbreak of an infectious respiratory illness caused by a novel coronavirus known as COVID-19 has resulted in substantial market volatility and global business disruption, affecting the global economy and the financial health of individual companies in significant and unforeseen ways. The duration and future impact of COVID-19 are currently unknown, which may exacerbate the other risks that apply to the Fund and could negatively affect Fund performance and the value of your investment in the Fund.
Selection risk
– selection risk is the risk that the securities selected by the Fund’s subadviser will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies.
Strategy risk
– the subadviser’s strategy may cause the Fund to experience above-average short-term volatility. Accordingly, the Fund may be appropriate for investors who have a long investment time horizon and who seek long-term capital growth while accepting the possibility of significant short-term, or even long-term, losses.
Liquidity risk
– when there is little or no active trading market for specific types of securities or instruments, it can become more difficult to sell the securities or instruments at or near their perceived value. An inability to sell a portfolio position can adversely affect the Fund's value or prevent the Fund from being able to take advantage of other investment opportunities. Liquidity risk also includes the risk that the Fund will experience significant net redemptions of its shares at a time when it cannot find willing buyers for its portfolio securities or instruments or can sell its portfolio securities or instruments only at a material loss. To meet redemption requests, the Fund may be forced to sell other securities or instruments that are more liquid, but at unfavorable times and conditions.
Loss of money is a risk of investing in the Fund.An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance
The following bar chart and table can help you evaluate the Fund’s potential risks.The bar chart shows how the Fund’s annual total returns have varied from year to year. The table compares the Fund’s average annual total returns to the returns of a broad-based securities index.Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available at no cost by visiting

nationwide.com/mutualfunds or by calling

800-848-0920.
The Fund’s performance prior to July 16, 2018, reflects returns pursuant to different principal investment strategies and a different subadviser. If the Fund’s current strategies and subadviser had been in place for the prior period, the performance information shown may have been different.

Annual Total Returns– Class R6 Shares (Years Ended December 31,)

Highest Quarter:	17.35%	–	1st qtr. of 2012
Lowest Quarter:	-15.61%	–	4th qtr. of 2018
Year-to-date total return as of October 31, 2020: 3.49%
After-tax returns are shown in the table for Class R6 shares only and will vary for other classes.After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect state and local taxes.

Your actual after-tax return depends on your personal tax situation and may differ from what is shown here.After-tax returns are not relevant to investors in tax-advantaged arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.
The inception date for Institutional Service Class shares is November 30, 2011. Pre-inception historical performance for Institutional Service Class shares is based on the previous performance of Class R6 shares. Performance for Institutional Service Class shares has not been adjusted to reflect a higher level of expenses than for Class R6 shares. Performance returns for Class R6 shares reflect a front-end sales charge of 4.50% through July 31, 2012. This front-end sales charge was eliminated as of August 1, 2012. The inception date for Eagle Class shares is September 28, 2018. Pre-inception historical performance for Eagle Class shares is based on the previous performance of Institutional Service Class shares. Performance for Eagle Class shares has not been adjusted to reflect that share class’s lower expenses than those of
Institutional Service

Class shares.

Average Annual Total Returns (For the Periods Ended December 31, 2019)
Average Annual Total Returns - Nationwide Mellon Dynamic U.S. Core Fund	1 Year	5 Years	10 Years	Inception Date
Class A Shares	29.32%	11.67%	13.28%
Class C Shares	35.03%	12.09%	13.07%
Class R Shares	36.58%	12.69%	13.60%
Class R6 Shares	37.56%	13.35%	13.76%
Class R6 Shares | After Taxes on Distributions	34.48%	9.68%	10.95%
Class R6 Shares | After Taxes on Distributions and Sales	23.37%	9.59%	10.50%
Institutional Service Class Shares	37.17%	13.13%	14.12%	Nov. 30, 2011
Eagle Class Shares	37.35%	13.16%	14.13%
S&P 500® Index(The Index does not pay sales charges, fees, expenses or taxes.)	31.49%	11.70%	13.56%